Vessels held for sale (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Vessels held for sale December 31, 2011	$ 45,272
Additions	0
Disposals	0
Drydocking costs	0
Vessel impairment charge	(12,480)	(47,298)
Vessels held for sale June 30, 2012	$ 32,792